Putnam Investments
One Post Office Square
Boston, MA 02109

May 21, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Investment Funds (Securities Act Reg. No. 033-56339 and Investment Company
Act File No. 811-07237) (the “Trust”) Post-Effective Amendment No. 199 to the Trust’s
Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 199 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 16, 2018.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

/s/ Caitlin E. Robinson
Caitlin E. Robinson, Counsel
Putnam Investments

cc:	James E. Thomas, Esq., Ropes & Gray LLP
Peter T. Fariel, Esq., Putnam Investments